Earnings/ (Loss) per share - Basic and Diluted (Tables)	6 Months Ended
Jun. 30, 2016
Earnings Per Share, Basic [Abstract]
Schedule Of Earnings per share, Basic and Diluted
	June 30,
	2015	2016
	Basic EPS	Basic EPS
Net income	$70,613	$72,038
Less: paid and accrued earnings allocated to Preferred Stock	(7,313)	(10,473)
Net income available to common stockholders	63,300	61,565
Weighted average number of common shares, basic and diluted	74,876,866	75,474,844
Earnings per common share, basic and diluted	$0.85	$0.82